Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net operating loss carryforwards	$ 576,049	$ 34,037
Stock based compensation expense
Total deferred tax assets	576,049	34,037
Valuation allowance	(576,049)	(34,037)
Net deferred tax assets